Share-based Payments - Award Activity Related to Other Awards (Details)	12 Months Ended
	Mar. 31, 2019 JPY (¥) shares	Mar. 31, 2018 JPY (¥) shares	Mar. 31, 2017 JPY (¥) shares
Phantom stock appreciation rights (PSARs)
Number of PSARs
As of beginning of the year (in shares)	4,584,937	9,282,080	10,257,155
Granted (in shares)	0	0	0
Forfeited before vesting (in shares)	0	0	0
Exercised (in shares)	(214,296)	(4,335,961)	(618,494)
Forfeited/expired after vesting (in shares)	(195,294)	(361,182)	(356,581)
As of end of the year (in shares)	4,175,347	4,584,937	9,282,080
Weighted Average Exercise Price
As of beginning of the year | ¥	¥ 4,650	¥ 5,017	¥ 5,063
Granted | ¥	0	0	0
Forfeited before vesting | ¥	0	0	0
Exercised | ¥	4,428	5,072	4,706
Forfeited/expired after vesting | ¥	4,940	5,505	5,012
As of end of the year | ¥	¥ 4,849	¥ 4,650	¥ 5,017
Restricted stock units (RSUs)
Number of PSARs
As of beginning of the year (in shares)	398,479	448,286	1,220,234
Granted (in shares)	279,436	254,710	255,116
Forfeited before vesting (in shares)	(92,829)	(82,388)	(148,502)
Settled (in shares)	(183,933)	(222,129)	(878,562)
As of end of the year (in shares)	401,153	398,479	448,286